UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1: Schedule of Investments

Vanguard Windsor II Fund

Schedule of Investments
As of July 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (97.9%)[1]
Consumer Discretionary (9.6%)
	Target Corp.	13,612,600	811,175
	Ford Motor Co.	41,171,800	700,744
	Johnson Controls Inc.	11,739,200	554,560
	Advance Auto Parts Inc.	3,111,659	376,853
	Viacom Inc. Class B	2,866,200	236,949
	Comcast Corp.	4,135,649	221,133
	Omnicom Group Inc.	2,743,050	191,986
	Delphi Automotive plc	1,767,004	118,036
*	Norwegian Cruise Line Holdings Ltd.	3,566,445	116,908
	General Motors Co.	3,298,500	111,555
	Macy's Inc.	1,919,500	110,928
*	Bed Bath & Beyond Inc.	1,750,482	110,788
	Genuine Parts Co.	1,177,000	97,479
*	Madison Square Garden Co. Class A	1,462,600	86,791
	Renault SA	944,271	78,829
	DR Horton Inc.	3,755,600	77,741
	Time Warner Cable Inc.	521,600	75,684
	Interpublic Group of Cos. Inc.	3,782,100	74,545
	Honda Motor Co. Ltd. ADR	1,647,700	57,472
*,^ JC Penney Co. Inc.		5,622,400	52,738
	Hyundai Motor Co.	222,182	52,597
	Volkswagen AG Preference Shares	192,720	44,757
	Dick's Sporting Goods Inc.	1,032,970	43,932
*	Meritage Homes Corp.	1,105,408	42,337
	Lowe's Cos. Inc.	877,300	41,979
*	ServiceMaster Global Holdings Inc.	2,326,800	40,882
	Volkswagen AG	166,960	38,504
	McDonald's Corp.	406,500	38,439
*	Bloomin' Brands Inc.	1,850,400	36,249
	Ryland Group Inc.	981,213	31,497
	Nordstrom Inc.	440,600	30,503
	Carnival Corp.	716,500	25,952
	Best Buy Co. Inc.	49,500	1,472
	Hanesbrands Inc.	14,500	1,417
	Cablevision Systems Corp. Class A	71,700	1,378
	Autoliv Inc.	13,200	1,313
	Whirlpool Corp.	7,000	998
*	News Corp. Class B	38,000	654
	Expedia Inc.	3,400	270
	Lear Corp.	1,950	184
	H&R Block Inc.	4,800	154
			4,738,362
Consumer Staples (8.7%)
	Philip Morris International Inc.	12,988,153	1,065,159
	Wal-Mart Stores Inc.	11,914,705	876,684
	Imperial Tobacco Group plc ADR	8,734,425	758,585
	Altria Group Inc.	12,425,832	504,489
	Diageo plc ADR	3,684,120	442,905

Molson Coors Brewing Co. Class B	4,535,620	306,290
Sysco Corp.	5,641,256	201,336
Mondelez International Inc. Class A	1,869,000	67,284
Kellogg Co.	652,000	39,009
Procter & Gamble Co.	52,390	4,051
PepsiCo Inc.	37,500	3,304
Coca-Cola Co.	67,500	2,652
Archer-Daniels-Midland Co.	42,500	1,972
Kimberly-Clark Corp.	17,400	1,807
Kroger Co.	34,100	1,670
Dr Pepper Snapple Group Inc.	25,100	1,475
Tyson Foods Inc. Class A	38,100	1,418
Walgreen Co.	8,600	591
Herbalife Ltd.	2,500	131
		4,280,812
Energy (11.9%)
ConocoPhillips	11,930,189	984,241
Occidental Petroleum Corp.	8,245,207	805,639
Phillips 66	9,414,426	763,604
BP plc ADR	15,549,869	761,477
^ Seadrill Ltd.	16,547,907	600,027
Marathon Petroleum Corp.	3,869,798	323,051
Apache Corp.	2,434,000	249,874
Chevron Corp.	1,800,299	232,671
Royal Dutch Shell plc ADR	2,459,244	201,240
^ Transocean Ltd.	3,713,385	149,798
Devon Energy Corp.	1,943,550	146,738
* Cobalt International Energy Inc.	7,823,600	125,334
CONSOL Energy Inc.	3,180,720	123,476
HollyFrontier Corp.	2,420,600	113,792
Marathon Oil Corp.	2,617,700	101,436
Valero Energy Corp.	1,270,200	64,526
Murphy Oil Corp.	867,200	53,879
* Kosmos Energy Ltd.	1,722,900	16,591
Exxon Mobil Corp.	118,282	11,703
Gazprom OAO ADR	1,553,600	11,336
Helmerich & Payne Inc.	12,500	1,328
* Newfield Exploration Co.	29,800	1,201
Hess Corp.	1,825	181
		5,843,143
Financials (21.0%)
JPMorgan Chase & Co.	22,875,809	1,319,248
Wells Fargo & Co.	23,940,573	1,218,575
Citigroup Inc.	21,794,244	1,065,957
American Express Co.	10,920,296	960,986
PNC Financial Services Group Inc.	11,164,068	921,706
Bank of America Corp.	56,360,126	859,492
Capital One Financial Corp.	10,218,338	812,767
XL Group plc Class A	12,711,132	409,807
Navient Corp.	15,797,552	271,718
American International Group Inc.	4,169,400	216,725
Morgan Stanley	5,911,100	191,165
Lincoln National Corp.	3,280,261	171,853
Intercontinental Exchange Inc.	827,900	159,139
MetLife Inc.	2,923,300	153,766
SunTrust Banks Inc.	3,978,267	151,373

SLM Corp.	15,720,252	139,281
Corrections Corp. of America	4,224,434	136,111
Regions Financial Corp.	13,035,100	132,176
Goldman Sachs Group Inc.	724,279	125,206
Hartford Financial Services Group Inc.	3,642,800	124,438
Allstate Corp.	1,942,200	113,522
Barclays plc	29,188,345	110,644
BNP Paribas SA	1,654,585	109,789
* Ally Financial Inc.	4,529,900	104,007
Unum Group	2,411,900	82,801
Voya Financial Inc.	1,844,300	68,424
Bank of New York Mellon Corp.	1,503,500	58,697
Nordea Bank AB	3,482,300	46,700
Prudential Financial Inc.	520,837	45,297
US Bancorp	64,749	2,721
Travelers Cos. Inc.	22,100	1,979
KeyCorp	112,400	1,522
Everest Re Group Ltd.	8,500	1,325
Torchmark Corp.	24,900	1,313
WR Berkley Corp.	28,100	1,254
RenaissanceRe Holdings Ltd.	12,800	1,252
Legg Mason Inc.	24,900	1,182
Assurant Inc.	18,100	1,147
Validus Holdings Ltd.	29,100	1,063
Vornado Realty Trust	9,700	1,028
Host Hotels & Resorts Inc.	46,200	1,004
HCP Inc.	23,000	955
Public Storage	4,900	841
UDR Inc.	28,200	820
SL Green Realty Corp.	7,100	765
Kimco Realty Corp.	34,000	761
Hospitality Properties Trust	23,900	683
Weingarten Realty Investors	17,900	589
Brixmor Property Group Inc.	25,600	580
Discover Financial Services	8,900	543
Comerica Inc.	5,000	251
Huntington Bancshares Inc.	25,400	249
Digital Realty Trust Inc.	1,800	116
PartnerRe Ltd.	500	52
		10,305,365
Health Care (16.7%)
Pfizer Inc.	44,261,581	1,270,307
Medtronic Inc.	18,266,300	1,127,761
WellPoint Inc.	9,169,407	1,006,893
Johnson & Johnson	9,921,118	993,005
Sanofi ADR	18,968,400	991,478
Merck & Co. Inc.	10,329,700	586,107
Zoetis Inc.	10,633,790	349,958
UnitedHealth Group Inc.	4,265,500	345,719
Baxter International Inc.	3,336,800	249,226
Eli Lilly & Co.	3,337,900	203,812
* CareFusion Corp.	3,727,445	163,225
Sanofi	1,296,300	136,101
McKesson Corp.	604,912	116,058
St. Jude Medical Inc.	1,738,716	113,347
Aetna Inc.	1,452,600	112,620
GlaxoSmithKline plc ADR	1,451,700	70,219

Humana Inc.	571,400	67,225
* Express Scripts Holding Co.	820,000	57,113
* Mylan Inc.	977,300	48,249
GlaxoSmithKline plc	1,882,400	45,364
AbbVie Inc.	717,127	37,534
Covidien plc	379,400	32,822
Quest Diagnostics Inc.	477,400	29,169
Zimmer Holdings Inc.	284,900	28,510
Novartis AG ADR	313,200	27,230
Cardinal Health Inc.	23,200	1,662
Omnicare Inc.	20,300	1,269
Cigna Corp.	14,000	1,261
* Boston Scientific Corp.	48,500	620
* Quintiles Transnational Holdings Inc.	8,600	472
Bristol-Myers Squibb Co.	5,053	256
		8,214,592
Industrials (8.3%)
General Dynamics Corp.	7,589,060	886,175
Raytheon Co.	8,170,756	741,659
Honeywell International Inc.	7,493,561	688,134
Emerson Electric Co.	9,059,700	576,650
2 Xylem Inc.	10,674,199	376,692
Tyco International Ltd.	2,559,200	110,429
Cummins Inc.	635,500	88,582
General Electric Co.	3,450,054	86,769
Stanley Black & Decker Inc.	935,600	81,818
Republic Services Inc. Class A	2,120,200	80,419
Boeing Co.	556,000	66,987
American Airlines Group Inc.	1,545,000	60,023
PACCAR Inc.	827,700	51,541
Joy Global Inc.	648,300	38,418
Northrop Grumman Corp.	240,376	29,631
Embraer SA ADR	747,100	28,420
FedEx Corp.	192,700	28,304
Rockwell Collins Inc.	363,600	26,641
^ CNH Industrial NV	2,472,700	22,774
L-3 Communications Holdings Inc.	12,300	1,291
Lockheed Martin Corp.	7,700	1,286
* Spirit AeroSystems Holdings Inc. Class A	36,500	1,189
Manpowergroup Inc.	9,150	713
3M Co.	3,200	451
Waste Management Inc.	7,800	350
Dover Corp.	2,300	197
SPX Corp.	1,100	109
		4,075,652
Information Technology (13.3%)
Microsoft Corp.	32,592,345	1,406,686
Intel Corp.	37,690,500	1,277,331
Oracle Corp.	21,413,100	864,875
Apple Inc.	5,590,026	534,239
Cisco Systems Inc.	11,824,600	298,335
Corning Inc.	14,796,500	290,751
Hewlett-Packard Co.	5,633,250	200,600
International Business Machines Corp.	929,225	178,104
Samsung Electronics Co. Ltd.	133,900	173,295
Xerox Corp.	13,057,350	173,140

EMC Corp.	5,735,800	168,059
Visa Inc. Class A	751,500	158,574
QUALCOMM Inc.	1,501,300	110,646
* Check Point Software Technologies Ltd.	1,313,200	89,127
Teradyne Inc.	4,423,600	80,598
* Citrix Systems Inc.	1,026,800	69,545
Brocade Communications Systems Inc.	6,377,700	58,739
Telefonaktiebolaget LM Ericsson ADR	4,709,900	58,544
SanDisk Corp.	608,700	55,824
* NCR Corp.	1,525,300	47,208
* eBay Inc.	832,000	43,930
* Google Inc. Class C	72,625	41,512
* Google Inc. Class A	70,225	40,699
Maxim Integrated Products Inc.	1,254,900	36,781
Texas Instruments Inc.	634,800	29,359
TE Connectivity Ltd.	445,875	27,595
* Teradata Corp.	192,000	8,095
Western Digital Corp.	18,500	1,847
Computer Sciences Corp.	22,600	1,410
Harris Corp.	18,100	1,236
Skyworks Solutions Inc.	20,900	1,061
* CommScope Holding Co. Inc.	24,700	609
NVIDIA Corp.	21,000	367
* Synopsys Inc.	6,500	245
Western Union Co.	13,600	238
Marvell Technology Group Ltd.	16,200	216
		6,529,420
Materials (1.6%)
EI du Pont de Nemours & Co.	6,549,588	421,204
Eastman Chemical Co.	1,654,270	130,323
International Paper Co.	2,234,200	106,125
Carpenter Technology Corp.	1,137,700	61,595
* Owens-Illinois Inc.	1,575,951	49,154
Dow Chemical Co.	52,900	2,702
LyondellBasell Industries NV Class A	24,020	2,552
CF Industries Holdings Inc.	6,200	1,552
United States Steel Corp.	38,900	1,303
Avery Dennison Corp.	25,700	1,213
Westlake Chemical Corp.	3,400	297
		778,020
Other (0.3%)
3 Vanguard Value ETF	1,261,200	100,871
SPDR S&P 500 ETF Trust	282,230	54,496
		155,367
Telecommunication Services (2.8%)
Verizon Communications Inc.	12,573,109	633,936
AT&T Inc.	16,299,607	580,103
Vodafone Group plc ADR	4,407,936	146,432
		1,360,471
Utilities (3.7%)
Public Service Enterprise Group Inc.	19,450,658	684,080
2 CenterPoint Energy Inc.	25,726,413	625,666
Entergy Corp.	5,432,878	395,677
NRG Energy Inc.	2,214,300	68,555
Edison International	526,300	28,841
Exelon Corp.	832,800	25,883

Southern Co.			48,400	2,095
American Electric Power Co. Inc.			34,400	1,789
DTE Energy Co.			19,600	1,447
Ameren Corp.			35,200	1,353
AGL Resources Inc.			24,600	1,270
Westar Energy Inc. Class A			9,500	342
Duke Energy Corp.			1,200	87
				1,837,085
Total Common Stocks (Cost $35,010,175)				48,118,289
	Coupon
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
[4,5] Vanguard Market Liquidity Fund	0.118%		1,161,870,998	1,161,871

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Federal Home Loan Bank Discount Notes	0.065%	8/29/14	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.086%	9/12/14	10,000	9,999
[6,7] Federal Home Loan Bank Discount Notes	0.085%-0.090%	10/15/14	20,000	19,998
				30,097
Total Temporary Cash Investments (Cost $1,191,967)				1,191,968
Total Investments (100.3%) (Cost $36,202,142)				49,310,257
Other Assets and Liabilities-Net (-0.3%)[5]				(151,723)
Net Assets (100%)				49,158,534
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $136,207,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 1.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $143,165,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $14,099,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures

Windsor II Fund

contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	47,270,372	847,917	—
Temporary Cash Investments	1,161,871	30,097	—
Futures Contracts—Assets[1]	403	—	—
Futures Contracts—Liabilities[1]	(6,429)	—	—
Total	48,426,217	878,014	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Windsor II Fund

requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2014	2,677	257,634	(5,822)
S&P 500 Index	September 2014	24	11,549	(21)
				(5,843)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2013		from		July 31, 2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	633,335	—	435	17,562	625,666
Xylem Inc.	333,760	36,974	—	2,477	376,692
Total	967,095			20,039	1,002,358

F. At July 31, 2014, the cost of investment securities for tax purposes was $36,202,142,000. Net unrealized appreciation of investment securities for tax purposes was $13,108,115,000, consisting of unrealized gains of $15,493,244,000 on securities that had risen in value since their purchase and $2,385,129,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.8%)[1]
Consumer Discretionary (10.7%)
Newell Rubbermaid Inc.	6,291,200	204,338
Lowe's Cos. Inc.	3,308,300	158,302
Lennar Corp. Class A	4,027,890	145,931
Ralph Lauren Corp. Class A	933,200	145,449
Delphi Automotive plc	2,166,000	144,689
* TRW Automotive Holdings Corp.	1,216,900	124,477
* Toll Brothers Inc.	3,762,000	122,980
Ford Motor Co.	6,076,400	103,420
Omnicom Group Inc.	1,462,125	102,334
General Motors Co.	2,546,225	86,113
Staples Inc.	7,100,921	82,300
Nordstrom Inc.	1,154,200	79,905
* News Corp. Class A	4,426,075	78,120
Kohl's Corp.	1,303,475	69,788
TJX Cos. Inc.	1,239,800	66,069
Comcast Corp.	1,155,700	61,795
Interpublic Group of Cos. Inc.	2,732,025	53,848
GNC Holdings Inc. Class A	1,500,200	49,222
* News Corp. Class B	1,469,052	25,282
		1,904,362
Consumer Staples (4.7%)
Ingredion Inc.	2,374,617	174,843
BRF SA ADR	5,757,100	141,049
CVS Caremark Corp.	1,684,100	128,598
Diageo plc	3,916,623	117,626
Japan Tobacco Inc.	2,937,300	103,297
Wal-Mart Stores Inc.	1,321,900	97,265
Kellogg Co.	1,198,425	71,702
		834,380
Energy (14.0%)
Baker Hughes Inc.	3,440,150	236,579
Royal Dutch Shell plc ADR	2,780,931	227,564
Pioneer Natural Resources Co.	988,700	218,957
BP plc ADR	4,170,900	204,249
Halliburton Co.	2,536,900	175,021
* Cobalt International Energy Inc.	10,654,870	170,691
Canadian Natural Resources Ltd.	3,750,700	163,531
Cameco Corp.	7,908,000	159,425
Exxon Mobil Corp.	1,552,175	153,572
Chevron Corp.	1,092,300	141,169
National Oilwell Varco Inc.	1,719,400	139,340
* Southwestern Energy Co.	3,141,700	127,490
Anadarko Petroleum Corp.	1,031,500	110,216
* Concho Resources Inc.	609,600	85,832
Valero Energy Corp.	1,326,600	67,391
Apache Corp.	528,575	54,263
Murphy Oil Corp.	826,350	51,341
		2,486,631

Financials (26.0%)
American International Group Inc.	7,212,800	374,921
MetLife Inc.	7,057,825	371,242
Wells Fargo & Co.	7,275,100	370,303
Citigroup Inc.	7,269,275	355,540
Ameriprise Financial Inc.	2,320,300	277,508
Bank of America Corp.	14,987,900	228,565
Unum Group	6,558,600	225,157
XL Group plc Class A	6,564,125	211,627
Principal Financial Group Inc.	4,249,800	211,130
PNC Financial Services Group Inc.	1,865,650	154,028
Weyerhaeuser Co.	4,500,100	140,943
JPMorgan Chase & Co.	2,330,400	134,394
Public Storage	781,200	134,062
Zions Bancorporation	4,389,444	126,504
Goldman Sachs Group Inc.	638,050	110,300
State Street Corp.	1,527,775	107,616
Morgan Stanley	3,274,691	105,904
Voya Financial Inc.	2,725,700	101,123
SL Green Realty Corp.	937,600	101,073
Willis Group Holdings plc	2,345,200	95,567
Julius Baer Group Ltd.	2,234,501	94,792
UBS AG	5,113,675	87,802
Axis Capital Holdings Ltd.	1,602,221	69,136
Intercontinental Exchange Inc.	311,900	59,953
Comerica Inc.	1,132,600	56,925
Progressive Corp.	2,074,375	48,623
Regions Financial Corp.	4,739,400	48,058
Hartford Financial Services Group Inc.	1,382,425	47,224
KeyCorp	3,482,075	47,147
Fifth Third Bancorp	2,283,800	46,772
* Genworth Financial Inc. Class A	2,832,750	37,109
Invesco Ltd.	695,225	26,161
Franklin Resources Inc.	453,750	24,571
		4,631,780
Health Care (14.7%)
Bristol-Myers Squibb Co.	5,600,900	283,518
Aetna Inc.	3,551,156	275,321
Roche Holding AG	696,237	202,052
Eli Lilly & Co.	3,069,875	187,447
Medtronic Inc.	2,634,500	162,654
Covidien plc	1,861,000	160,995
AstraZeneca plc ADR	2,088,300	152,007
* Express Scripts Holding Co.	2,109,200	146,906
Sanofi	1,253,448	131,602
UnitedHealth Group Inc.	1,547,500	125,425
Abbott Laboratories	2,532,575	106,672
Johnson & Johnson	1,018,700	101,962
Amgen Inc.	769,800	98,065
Becton Dickinson and Co.	820,275	95,349
Teva Pharmaceutical Industries Ltd. ADR	1,779,000	95,176
* Mylan Inc.	1,852,500	91,458
Cigna Corp.	891,700	80,289
McKesson Corp.	348,000	66,767
* Laboratory Corp. of America Holdings	251,775	26,106

Quest Diagnostics Inc.	417,100	25,485
		2,615,256
Industrials (7.6%)
Eaton Corp. plc	4,162,200	282,697
* Sensata Technologies Holding NV	3,281,400	151,732
Dover Corp.	1,761,800	151,092
Rexel SA	6,326,021	122,579
American Airlines Group Inc.	3,076,300	119,514
Norfolk Southern Corp.	1,087,000	110,504
SKF AB	4,523,777	106,635
Honeywell International Inc.	1,045,300	95,990
Masco Corp.	3,732,548	77,637
Parker Hannifin Corp.	671,275	77,163
General Dynamics Corp.	216,500	25,281
L-3 Communications Holdings Inc.	211,050	22,152
Pentair plc	306,800	19,657
		1,362,633
Information Technology (16.4%)
* NXP Semiconductor NV	4,635,400	289,017
* Arrow Electronics Inc.	4,504,850	261,056
Hewlett-Packard Co.	6,147,650	218,918
Avago Technologies Ltd. Class A	3,041,400	211,012
Lam Research Corp.	2,686,300	188,041
Cisco Systems Inc.	7,304,225	184,286
SanDisk Corp.	1,989,800	182,484
* Check Point Software Technologies Ltd.	2,353,500	159,732
* Teradata Corp.	3,564,440	150,277
Maxim Integrated Products Inc.	4,941,800	144,844
Intel Corp.	3,849,000	130,443
Apple Inc.	1,304,800	124,700
Oracle Corp.	3,011,725	121,644
Skyworks Solutions Inc.	2,245,700	113,992
Microsoft Corp.	2,556,500	110,338
Analog Devices Inc.	1,996,800	99,101
Accenture plc Class A	1,158,500	91,846
Corning Inc.	3,546,575	69,690
TE Connectivity Ltd.	865,010	53,535
* Knowles Corp.	880,900	25,617
		2,930,573
Materials (2.2%)
LyondellBasell Industries NV Class A	1,337,400	142,099
Celanese Corp. Class A	2,236,500	130,187
* Owens-Illinois Inc.	2,391,300	74,584
International Paper Co.	989,300	46,992
		393,862
Other (0.3%)
2 Vanguard Value ETF	703,525	56,268

Utilities (1.2%)
PG&E Corp.	2,544,700	113,672
Entergy Corp.	1,307,873	95,252
FirstEnergy Corp.	189,186	5,905
		214,829
Total Common Stocks (Cost $13,271,462)		17,430,574

	Coupon
Temporary Cash Investments (2.5%)[1]
Money Market Fund (1.3%)
3 Vanguard Market Liquidity Fund	0.118%		228,837,874	228,838

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.2%)
Bank of America Securities, LLC
(Dated 7/31/14, Repurchase Value
$205,500,000, collateralized by
Government National Mortgage Assn.
4.000%-4.500%, 5/20/44-7/20/44, with a
value of $209,610,000)	0.080%	8/1/14	205,500	205,500

U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.081%	9/19/14	7,000	7,000
Total Temporary Cash Investments (Cost $441,337)				441,338
Total Investments (100.3%) (Cost $13,712,799)				17,871,912
Other Assets and Liabilities-Net (-0.3%)				(53,053)
Net Assets (100%)				17,818,859
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.3% and 2.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,260,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Windsor Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,551,990	878,584	—
Temporary Cash Investments	228,838	212,500	—
Futures Contracts—Liabilities[1]	(1,840)	—	—
Total	16,778,988	1,091,084	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Windsor Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2014	177	85,172	42
E-mini S&P 500 Index	September 2014	28	2,695	(53)
				(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2014, the cost of investment securities for tax purposes was $13,712,799,000. Net unrealized appreciation of investment securities for tax purposes was $4,159,113,000, consisting of unrealized gains of $4,447,760,000 on securities that had risen in value since their purchase and $288,647,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

VANGUARD WINDSOR FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.